UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Mid Cap Value Fund

July 31, 2011

	Number of
	Shares	Value
Common Stock – 97.05%
Basic Industry – 10.02%
Albemarle	4,000	$266,320
†Crown Holdings	7,300	280,393
Cytec Industries	5,400	302,400
FMC	4,200	367,794
†Solutia	12,000	257,280
Walter Energy	2,200	269,654
		1,743,841
Basic Markets – 5.64%
Celanese Series A	8,200	452,066
Cliffs Natural Resources	4,100	368,262
†Owens-Illinois	7,000	162,190
		982,518
Business Services – 1.87%
Brink's	3,200	95,488
Donnelley (R.R.) & Sons	5,800	109,098
Manpower	2,400	121,248
		325,834
Capital Goods – 1.63%
Cummins	2,700	283,176
		283,176
Capital Spending – 5.61%
Gardner Denver	3,200	272,928
KBR	7,200	256,680
Parker Hannifin	2,200	173,844
Regal Beloit	4,500	272,835
		976,287
Consumer Cyclical – 4.74%
†BorgWarner	3,300	262,746
Eaton	2,200	105,490
Horton (D.R.)	8,100	96,228
Johnson Controls	6,300	232,785
Newell Rubbermaid	8,200	127,264
		824,513
Consumer Discretionary – 0.99%
Macy's	6,000	173,220
		173,220
Consumer Services – 8.61%
American Eagle Outfitters	7,700	101,178
†Dollar Tree	3,050	202,002
Fortune Brands	2,200	132,462
Gap	7,800	150,462
Hasbro	2,800	110,768
Meredith	2,500	74,625
PETsMART	5,100	219,402
Starwood Hotels & Resorts Worldwide	1,800	98,928
Tiffany	2,800	222,852
VF	1,600	186,880
		1,499,559
Consumer Staples – 2.68%
Dr. Pepper Snapple Group	2,800	105,728
Reynolds American	6,600	232,320
Tyson Foods Class A	7,300	128,188
		466,236
Energy – 11.33%
El Paso	8,500	174,675
ENSCO International ADR	4,500	239,625
†Forest Oil	11,500	299,000
†Newfield Exploration	7,400	498,908
Questar	4,100	75,563
†Rowan	5,600	219,352
†Whiting Petroleum	5,200	304,720
Williams	5,100	161,670
		1,973,513
Financial Services – 17.72%
American Financial Group	6,900	234,462
Associated Banc-Corp	4,700	64,155
BancorpSouth	5,900	79,886
Bank of Hawaii	4,000	179,240
Berkley (W.R.)	9,800	301,741
Cullen/Frost Bankers	2,200	118,536
East West Bancorp	13,300	246,848

Federated Investors Class B	4,600	98,302
First Horizon National	15,795	141,997
Hancock Holding	8,400	276,780
HCC Insurance Holdings	5,500	165,715
Loews	1,900	75,753
Northern Trust	2,000	89,810
Raymond James Financial	5,200	165,152
Regions Financial	14,400	87,696
Reinsurance Group of America	3,300	192,093
StanCorp Financial Group	1,400	46,564
Torchmark	4,500	181,755
Validus Holdings	9,479	252,047
Zions Bancorporation	4,000	87,600
		3,086,132
Healthcare – 7.14%
Becton, Dickinson	2,200	183,942
McKesson	3,200	259,584
Service Corporation International	20,200	211,494
Universal Health Services Class B	5,100	253,164
†Watson Pharmaceuticals	5,000	335,650
		1,243,834
Real Estate – 3.46%
Boston Properties	1,600	171,776
Brandywine Realty Trust	8,500	101,915
Highwoods Properties	6,600	227,238
Kimco Realty	5,300	100,859
		601,788
Technology – 8.45%
†Adobe Systems	3,900	108,108
†Agilent Technologies	4,000	168,640
Alliant Techsystems	1,100	71,753
†Avnet	5,400	158,220
Computer Sciences	2,500	88,200
†Compuware	18,700	180,642
†Fiserv	3,200	193,152
†Marvell Technology Group	10,000	148,200
†Synopsys	8,300	198,951
†Thermo Fisher Scientific	2,600	156,234
		1,472,100
Transportation – 2.98%
Canadian National Railway	3,000	224,580
CSX	12,000	294,840
		519,420
Utilities – 4.18%
Edison International	5,000	190,350
PPL	5,500	153,450
Public Service Enterprise Group	5,900	193,225
Wisconsin Energy	6,200	190,030
		727,055
Total Common Stock (cost $14,165,361)		16,899,026

	Principal
	Amount
≠Short-Term Investments – 2.53%
Discount Notes – 0.97%
Federal Home Loan Bank
0.01% 8/11/11	$105,337	105,335
0.015% 9/1/11	4,422	4,422
0.02% 9/20/11	8,844	8,843
0.04% 11/2/11	8,844	8,842
Freddie Mac
0.001% 8/15/11	11,533	11,533
0.050% 11/2/11	29,300	29,291
		168,266
U.S. Treasury Obligations – 1.56%
U. S. Treasury Bill
0.002% 8/11/11	135,781	135,771
0.037% 8/4/11	135,646	135,643
		271,414
Total Short-Term Investments (cost $439,701)		439,680

Total Value of Securities – 99.58%
(cost $14,605,062)		17,338,706
Receivables and Other Assets Net of Liabilities – 0.42%		73,713
Net Assets Applicable to 1,821,808 Shares Outstanding – 100.00%		$17,412,419

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued based upon valuations provided at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,640,516
Aggregate unrealized appreciation	$3,451,429
Aggregate unrealized depreciation	(753,239)
Net unrealized appreciation	$2,698,190

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $765,347 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Common Stock	$16,899,026	$-	$16,899,026
Short-Term Investments	-	439,680	439,680
Total	$16,899,026	$439,680	$17,338,706

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the initial applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the initial applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the initial applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan during the period ended July 31, 2011.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: